Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Equity Awards

Equity awards are discretionary and are granted to our directors, officers and employees by the Compensation Committee of the Board of Directors. Equity awards were granted in September 2025. The Compensation Committee considered material nonpublic information when determining the timing and terms of equity awards in fiscal 2025. Quaint Oak Bancorp does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information.

Award Timing Method	Equity awards are discretionary and are granted to our directors, officers and employees by the Compensation Committee of the Board of Directors. Equity awards were granted in September 2025. The Compensation Committee considered material nonpublic information when determining the timing and terms of equity awards in fiscal 2025. Quaint Oak Bancorp does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false